Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Trustmark’s CEO and other NEOs, and certain measures of financial performance, for the four years ended December 31, 2023.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (1) ($)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (2) ($)	Average Compensation Actually Paid to non-CEO Named Executive Officers (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands) ($)	ROATE (5) (%)
					Trustmark Total Shareholder Return ($)	S&P 500 Regional Banks Total Shareholder Return (4) ($)

2023	$ 2,840,046	$ 2,327,122	$ 1,077,576	$ 951,013	$ 92.30	$ 78.33	$ 165,489	14.51%

2022	$ 2,739,279	$ 2,810,846	$ 1,047,684	$ 1,056,136	$ 111.19	$ 99.93	$ 71,887	12.12%

2021	$ 2,472,426	$ 2,666,493	$ 1,151,155	$ 1,222,268	$ 100.46	$ 134.16	$ 147,365	11.45%

2020	$ 3,616,342	$ 2,317,370	$ 1,277,423	$ 948,065	$ 82.09	$ 95.47	$ 160,025	12.81%

(1)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the CEO’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Deduct Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Deduct Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to CEO

2023	$ 2,840,046	$ (840,180)	$ 442,909	$ (115,653)	---	$ 2,327,122

2022	$ 2,739,279	$ (799,741)	$ 871,308	---	---	$ 2,810,846

2021	$ 2,472,426	$ (909,128)	$ 1,103,195	---	---	$ 2,666,493

2020	$ 3,616,342	$ (791,431)	$ 130,906	$ (638,447)	---	$ 2,317,370

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K and are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$ 785,583	$ (339,584)	---	$ (28,418)	$ (8,239)	$ 33,567	$ 442,909

2022	$ 854,411	$ 70,676	---	$ 92	$ (79,449)	$ 25,578	$ 871,308

2021	$ 1,019,072	$ 63,329	---	$ 7,985	$ (5,726)	$ 18,535	$ 1,103,195

2020	$ 676,565	$ (507,168)	---	$ (15,111)	$ (57,820)	$ 34,440	$ 130,906

(c)	Represents amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the CEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2023	---	---	---

2022	---	---	---

2021	---	---	---

2020	---	---	---

(2)
In 2023 and 2022, the other NEOs were Messrs. Owens, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.

(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote (1):

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Deduct Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Deduct Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-CEO NEOs

2023	$ 1,077,576	$ (247,110)	$ 157,768	$ (47,836)	$ 10,615	$ 951,013

2022	$ 1,047,684	$ (249,936)	$ 248,584	---	$ 9,804	$ 1,056,136

2021	$ 1,151,155	$ (405,875)	$ 469,964	---	$ 7,024	$ 1,222,268

2020	$ 1,277,423	$ (215,185)	$ 59,302	$ (188,344)	$ 14,869	$ 948,065

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$ 231,052	$ (68,464)	---	$ (10,555)	$ (3,053)	$ 8,788	$ 157,768

2022	$ 267,021	$ 19,986	---	$ 55	$ (47,671)	$ 9,193	$ 248,584

2021	$ 420,591	$ 48,416	$ 21,036	$ 16,684	$ (46,728)	$ 9,965	$ 469,964

2020	$ 183,954	$ (117,297)	---	$ (3,314)	$ (12,676)	$ 8,635	$ 59,302

(b)	The amounts deducted or added in calculating the total average pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2023	$ 10,615	---	$ 10,615

2022	$ 9,804	---	$ 9,804

2021	$ 7,024	---	$ 7,024

2020	$ 14,869	---	$ 14,869

(4)	Market index used for this column is S&P 500 – Regional Banks.
(5)
Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP.

Company Selected Measure Name	Return on average tangible equity
Named Executive Officers, Footnote	In 2023 and 2022, the other NEOs were Messrs. Owens, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.
Peer Group Issuers, Footnote	Market index used for this column is S&P 500 – Regional Banks.
PEO Total Compensation Amount	$ 2,840,046	$ 2,739,279	$ 2,472,426	$ 3,616,342
PEO Actually Paid Compensation Amount	$ 2,327,122	2,810,846	2,666,493	2,317,370
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the CEO’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for CEO	Deduct Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Deduct Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to CEO

2023	$ 2,840,046	$ (840,180)	$ 442,909	$ (115,653)	---	$ 2,327,122

2022	$ 2,739,279	$ (799,741)	$ 871,308	---	---	$ 2,810,846

2021	$ 2,472,426	$ (909,128)	$ 1,103,195	---	---	$ 2,666,493

2020	$ 3,616,342	$ (791,431)	$ 130,906	$ (638,447)	---	$ 2,317,370

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year are made in accordance with Item 402(v)(2)(iii)(C) of Regulation S-K and are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$ 785,583	$ (339,584)	---	$ (28,418)	$ (8,239)	$ 33,567	$ 442,909

2022	$ 854,411	$ 70,676	---	$ 92	$ (79,449)	$ 25,578	$ 871,308

2021	$ 1,019,072	$ 63,329	---	$ 7,985	$ (5,726)	$ 18,535	$ 1,103,195

2020	$ 676,565	$ (507,168)	---	$ (15,111)	$ (57,820)	$ 34,440	$ 130,906

(c)	Represents amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the CEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2023	---	---	---

2022	---	---	---

2021	---	---	---

2020	---	---	---

Non-PEO NEO Average Total Compensation Amount	$ 1,077,576	1,047,684	1,151,155	1,277,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,013	1,056,136	1,222,268	948,065
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding the CEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote (1):

Year	Average Summary Compensation Table Total for Non-CEO NEOs	Deduct Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Deduct Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-CEO NEOs

2023	$ 1,077,576	$ (247,110)	$ 157,768	$ (47,836)	$ 10,615	$ 951,013

2022	$ 1,047,684	$ (249,936)	$ 248,584	---	$ 9,804	$ 1,056,136

2021	$ 1,151,155	$ (405,875)	$ 469,964	---	$ 7,024	$ 1,222,268

2020	$ 1,277,423	$ (215,185)	$ 59,302	$ (188,344)	$ 14,869	$ 948,065

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$ 231,052	$ (68,464)	---	$ (10,555)	$ (3,053)	$ 8,788	$ 157,768

2022	$ 267,021	$ 19,986	---	$ 55	$ (47,671)	$ 9,193	$ 248,584

2021	$ 420,591	$ 48,416	$ 21,036	$ 16,684	$ (46,728)	$ 9,965	$ 469,964

2020	$ 183,954	$ (117,297)	---	$ (3,314)	$ (12,676)	$ 8,635	$ 59,302

(b)	The amounts deducted or added in calculating the total average pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments

2023	$ 10,615	---	$ 10,615

2022	$ 9,804	---	$ 9,804

2021	$ 7,024	---	$ 7,024

2020	$ 14,869	---	$ 14,869

Compensation Actually Paid vs. Total Shareholder Return	Company TSR versus S&P 500 Regional Banks TSR . The relationship between the company’s TSR and the TSR of S&P 500 Regional Banks index is shown below:
Compensation Actually Paid vs. Company Selected Measure
Actually Paid versus Company Performance
.
The relationship between compensation actually paid and Trustmark’s financial performance over the three-year period shown in the table above is described in the following bullet points.
CEO

•
From 2022 to 2023, the company’s TSR decreased by 17.0%, net income increased by 130.2%, and ROATE increased by 19.7%. Net income adjusted for significant non-routine
transactions was $147.5 million in 2022 compared to $171.4 million in 2023, an increase of 16.3%. Information regarding significant non-routine
transactions is included in Trustmark’s current report on Form
10-K.
Over this same period, compensation actually paid to the CEO decreased by $483,724 or 17.2%. Key factors affecting CEO compensation actually paid were the impact of a non-equity
incentive plan payout that was lower than the prior year, as well as the equity award adjustments, shown in the tables above, creating a reduction in the valuation of outstanding units due to year-over-year changes in stock price. The equity award adjustments moved in tandem with the TSR decrease.

•
From 2021 to 2022, the company’s TSR increased by 10.7%, net income decreased by 51.2%, and ROATE increased by 5.9%. Net income adjusted for significant non-routine
transactions was $156.6 million in 2021 compared to $147.5 million in 2022, a decrease of 5.9%. Information regarding significant non-routine
transactions is included in Trustmark’s current report on Form
10-K.
Over this same period, compensation actually paid to the CEO increased by $144,353 or 5.4%. Key factors affecting CEO compensation actually paid during the CEO’s second year were an increase in salary,

an increase in annual MIP bonus, and a decrease in stock value due to the CEO receiving a one-time award in the prior year as part of his initial transition to CEO.
•
From 2020 to 2021, the company’s TSR increased by 22.4%, net income decreased by 7.9%, and ROATE decreased by 10.6%. Net income adjusted for significant non-routine
transactions was $163.3 million in 2020 compared to $156.6 million in 2021, a decrease of 4.1%. Information regarding significant non-routine
transactions is included in Trustmark’s report on Form
10-K
as filed on February 16, 2023. Over the same period, compensation actually paid to the CEO increased by $349,123 or 15.1%. Key factors affecting CEO compensation actually paid were the transition to the new first-year CEO during 2021, which represented a traditional compensation decrease in salary, MIP bonus, and equity awards. However, the addition of a one-time
transition equity grant for the new CEO and the positive TSR performance for the company in 2021 impacted the CEO stock values, creating the overall increase as shown in the table.

Other NEOs

•
From 2022 to 2023, the company’s TSR decreased by 17.0%, net income increased by 130.2%, and ROATE increased by 19.7%. Net income adjusted for significant non-routine
transactions was $147.5 million in 2022 compared to $171.4 million in 2023, an increase of 16.3%. Information regarding significant non-routine
transactions is included in Trustmark’s current report on Form
10-K.
Over this same period, compensation actually paid to the other NEOs decreased by $105,123 or 10.0%. Key factors affecting compensation actually paid to the other NEOS were the impact of non-equity
incentive plan payouts that were lower than the prior year as well as the equity award adjustments, shown in the tables above, creating a reduction in the valuation of outstanding units due to year-over-year changes in stock price. The equity award adjustments moved in tandem with the TSR decrease.

•
From 2021 to 2022, the company’s TSR increased by 10.7%, net income decreased by 51.2%, and ROATE increased by 5.9%. Net income adjusted for significant non-routine
transactions was $156.6 million in 2021 compared to $147.5 million in 2022, a decrease of 5.9%. Information regarding significant non-routine
transactions is included in Trustmark’s current report on Form
10-K.
Over this same period, compensation actually paid to the other NEOs decreased by $166,132 or 13.6%. Key factors affecting compensation actually paid to the other NEOS were leadership transitions within the NEO group, including a full year of service by the Executive Chairman in 2021 and only four months of service by the Executive Chairman in 2022, creating an expanded average when compared to the more traditional NEO levels in 2022.

•
From 2020 to 2021, the company’s TSR increased by 22.4%, net income decreased by 7.9%, and ROATE decreased by 10.6%. Net income adjusted for significant non-routine
transactions was $163.3 million in 2020 compared to $156.6 million in 2021, a decrease of 4.1%. Information regarding significant non-routine
transactions is included in Trustmark’s report on Form
10-K
as filed on February 16, 2023. Over this same period of time, compensation actually paid to the other NEOs increased by $274,203 or 28.9%. Key factors affecting compensation actually paid to the other NEOs were the changes in pay resulting from the impact of leadership transitions within the NEO group, as well as one-time
equity grants for two NEOs, and the positive TSR performance for the company in 2021 impacting stock values, creating the majority of the overall increase as shown in the table.

Total Shareholder Return Vs Peer Group	Company TSR versus S&P 500 Regional Banks TSR . The relationship between the company’s TSR and the TSR of S&P 500 Regional Banks index is shown below:
Tabular List, Table
Tabular List of Financial Performance Measures.
Trustmark considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2023, to company performance.

•	ROATE
•	EPS
•	Efficiency Ratio
•	Non-Performing Assets/total loans + ORE
•	Non-Interest Expense (Core)

Total Shareholder Return Amount	$ 92.3	111.19	100.46	82.09
Peer Group Total Shareholder Return Amount	78.33	99.93	134.16	95.47
Net Income (Loss)	$ 165,489,000	$ 71,887,000	$ 147,365,000	$ 160,025,000
Company Selected Measure Amount	0.1451	0.1212	0.1145	0.1281
Measure:: 1
Pay vs Performance Disclosure
Name	ROATE
Non-GAAP Measure Description
(5)
Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Non-Performing Assets/total loans + ORE
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Interest Expense (Core)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (840,180)	$ (799,741)	$ (909,128)	$ (791,431)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,909	871,308	1,103,195	130,906
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,653)			(638,447)
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,583	854,411	1,019,072	676,565
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,584)	70,676	63,329	(507,168)
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,418)	92	7,985	(15,111)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,239)	(79,449)	(5,726)	(57,820)
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,567	25,578	18,535	34,440
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,110)	(249,936)	(405,875)	(215,185)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,768	248,584	469,964	59,302
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,836)			(188,344)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,615	9,804	7,024	14,869
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,052	267,021	420,591	183,954
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,464)	19,986	48,416	(117,297)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,036
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,555)	55	16,684	(3,314)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,053)	(47,671)	(46,728)	(12,676)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,788	9,193	9,965	8,635
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,615	$ 9,804	$ 7,024	$ 14,869